Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrant Liabilities	Warrant Liabilities
The following table summarizes the Company's outstanding warrants (dollars in thousands):

	5-Year Private Warrants		Seller Warrants		Total
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2021	9,888,415	$15,326	12,621,623	$63	22,510,038	$15,389
Fair value adjustments	—	(9,459)	—	(34)	—	(9,493)
Balance at March 31, 2021	9,888,415	$5,867	12,621,623	$28	22,510,038	$5,897
5-Year Private Warrants
Prior to the Recapitalization Transaction, MUDS issued 7,740,000 warrants to purchase 7,740,000 shares of common stock at an exercise price of $11.50 per share for a period of five years from the May 29, 2020 Recapitalization Transaction, and concurrently with the Recapitalization Transaction, the Company issued 2,500,000 private placement warrants as part of a forward purchase unit offering at an exercise price of $11.50 per share for a period of five years from the issuance date (collectively, the "5-Year Private Warrants"). The 5-Year Private Warrants cannot be redeemed and can be exercised on a cashless basis if the 5-Year Private Warrants are held by the initial purchasers or their permitted transferees. If the 5-Year Private Warrants are transferred to someone other than the initial purchasers or their permitted transferees ("Unrelated Third Party"), such warrants become redeemable by the Company under substantially the same terms as the 5-Year Public Warrants. As of March 31, 2021 and December 31, 2020, the Company had 9,888,415 5-Year Private Warrants outstanding, as 351,585 of such warrants were transferred to an Unrelated Third Party during the year ended December 31, 2020 and are therefore included in 5-Year Public Warrants. See Note 3 - Recapitalization Transaction for additional details on transactions to which these warrants were issued.
Seller Warrants

As part of the Recapitalization Transaction, the Company assumed the obligations and liabilities under that certain warrant agreement, dated as of October 22, 2015, by and between Seller and Computershare Inc., a Delaware corporation, and its wholly owned subsidiary Computershare Trust Company, N.A., a federally chartered trust company, collectively as initial warrant agent; and Continental Stock Transfer & Trust Company, LLC was named as the successor warrant agent (the “Seller Warrant Agreement”). Pursuant to the assumption of the Seller Warrant Agreement, the warrants issued thereunder (the “Seller Warrants”) became exercisable into shares of common stock. Upon assumption by the Company, the Seller Warrants were exercisable into 3,210,213 shares of common stock at an exercise price determined as of October 1, 2020 pursuant to the Seller Warrant Agreement of $44.82 per share upon exercise of the 12,721,623 outstanding Seller Warrants, with each warrant exercisable into 0.2523 shares of common stock, which exercise price and number of shares were subject to adjustment from time to time under the terms of the Seller Warrant Agreement. Seller Warrants have a seven-year term that expires in October 2022.
As discussed below in the Public Offering Warrants section, in connection with the Public Offering, the Company determined that certain adjustments were required to be made to the terms of the Seller Warrants as a result of the issuance by the Company in the Public Offering of 4,951,388 units to “Restricted Persons” under the Seller Warrant Agreement. As a result of the adjustments required under the Seller Warrant Agreement, (1) the exercise price of each Seller Warrant decreased from $44.82 per share of common stock to $41.26 per share of common stock; and (2) the number of shares of common stock issuable upon exercise of each Seller Warrant increased from 0.25234 to 0.27411. Accordingly, as adjusted, the aggregate number of shares of common stock issuable upon full exercise of the 12,721,623 outstanding Seller Warrants increased from 3,210,213 shares to 3,487,168 shares of common stock. As a result of the Company authorizing the issuance of up to 2,508,002 shares under the Hycroft Mining Holding Corporation Incentive and Performance Plan (“Incentive Plan”), as of January 19, 2021, the Company elected to treat all shares issuable under the Incentive Plan as deemed issued to Restricted Persons and elected to prospectively reduce the exercise price of each Seller Warrant to $40.31 per share of common stock and increase the number of shares of common stock issuable upon exercise of each Seller Warrant to 0.28055. As a result, an aggregate of 3,569,051 shares of common stock are issuable upon exercise of the 12,721,623 outstanding Seller Warrants. The Seller Warrants are listed on the Nasdaq Capital Market under the symbol "HYMCZ". See Note 19 - Fair Value Measurements for further detail on the Seller Warrants.	Warrant Liabilities
The following table summarizes the Company's outstanding warrants (U.S. dollars in thousands):

	5-Year Private Warrants		Seller Warrants		Total
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2020	—	$—	12,621,623	$18	12,621,623	$18
Additions	10,240,000	12,185	—	—	10,240,000	12,185
Transfers	(351,585)	(581)	—	—	(351,585)	(581)
Fair value adjustments	—	3,722	—	45	—	3,767
Balance at December 31, 2020	9,888,415	$15,326	12,621,623	$63	22,510,038	$15,389
5-Year Private Warrants
Prior to the Recapitalization Transaction, MUDS issued 7,740,000 warrants to purchase 7,740,000 shares of common stock at an exercise price of $11.50 per share for a period of five years from the May 29, 2020 Recapitalization Transaction, and concurrently with the Recapitalization Transaction, the Company issued 2,500,000 private placement warrants as part of a forward purchase unit offering at an exercise price of $11.50 per share for a period of five years from the issuance date (collectively, the "5-Year Private Warrants"). The 5-Year Private Warrants cannot be redeemed and can be exercised on a cashless basis if the 5-Year Private Warrants are held by the initial purchasers or their permitted transferees. If the 5-year Private Warrants are transferred to someone other than the initial purchasers or their permitted transferees ("Unrelated Third Party"), such warrants become redeemable by the Company under substantially the same terms as the 5-Year Public Warrants. As of December 31, 2020, the Company had 9,888,415 5-Year Private Warrants outstanding, as 351,585 of such warrants were transferred to an Unrelated Third Party during the year ended December 31, 2020 and are therefore considered 5-Year Public Warrants. See Note 3 - Recapitalization Transaction for additional details on transactions to which these warrants were issued.
Seller Warrants

As part of the Recapitalization Transaction, the Company assumed the obligations and liabilities under that certain warrant agreement, dated as of October 22, 2015, by and between Seller and Computershare Inc., a Delaware corporation, and its wholly owned subsidiary Computershare Trust Company, N.A., a federally chartered trust company, collectively as initial warrant agent; and Continental Stock Transfer & Trust Company, LLC was named as the successor warrant agent (the “Seller Warrant Agreement”). Pursuant to the assumption of the Seller Warrant Agreement, the warrants issued thereunder (the “Seller Warrants”) became exercisable into shares of common stock. Upon assumption by the Company, the Seller Warrants were exercisable into 3,210,213 shares of common stock at an exercise price determined as of October 1, 2020 pursuant to the Seller Warrant Agreement of $44.82 per share upon exercise of the 12,721,623 outstanding Seller Warrants, with each warrant exercisable into 0.2523 shares of common stock, which exercise price and number of shares were subject to adjustment from time to time under the terms of the Seller Warrant Agreement. Seller Warrants have a seven-year term that expires in October 2022.
As discussed below in the Public Offering warrants section, in connection with the Public Offering, the Company determined that certain adjustments were required to be made to the terms of the Seller Warrants as a result of the issuance by the Company in the Public Offering of 4,951,388 units to “Restricted Persons” under the Seller Warrant Agreement. As a result of the adjustments required under the Seller Warrant Agreement, (1) the exercise price of each Seller Warrant decreased from $44.82 per share of common stock to $41.26 per share of common stock; and (2) the number of shares of common stock issuable upon exercise of each Seller Warrant increased from 0.25234 to 0.27411. Accordingly, as adjusted, the aggregate number of shares of common stock issuable upon full exercise of the 12,721,623 outstanding Seller Warrants increased from 3,210,213 shares to 3,487,168 shares of common stock. As a result of the Company authorizing the issuance of up to 2,508,002 shares under the Hycroft Mining Holding Corporation Incentive and Performance Plan (“Incentive Plan”), as of January 19, 2021, the Company elected to treat all shares issuable under the Incentive Plan as deemed issued to Restricted Persons and elected to prospectively reduce the exercise price of each Seller Warrant to $40.31 per share of common stock and increase the number of shares of common stock issuable upon exercise of each Seller Warrant to 0.28055. As a result, an aggregate of 3,569,051 shares of common stock are issuable upon exercise of the 12,721,623 outstanding Seller Warrants. See Note 19 - Fair Value Measurements for further detail on the Seller Warrants.